Document and Entity Information	3 Months Ended
	Sep. 30, 2012	Nov. 14, 2012
Document and Entity Information
Entity Registrant Name	AOXING PHARMACEUTICAL COMPANY, INC.
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Entity Central Index Key	0001060426
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Common Stock, Shares Outstanding		49,694,822
Amendment Description	1

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Jun. 30, 2012
Cash and cash equivalents	$ 6,204,310	$ 3,682,743
Accounts receivable, net of allowance for doubtful accounts of $624,489 and $575,223, respectively	2,739,460	2,804,163
Inventories, net	1,667,070	1,805,420
Prepaid expenses and other current assets	1,507,442	1,229,490
TOTAL CURRENT ASSETS	12,118,282	9,521,816
Property and equipment, net of accumulated depreciation	26,723,972	26,960,191
Goodwill	6,892,959	6,908,556
Other intangible assets. net	1,265,689	1,298,925
Investment in joint venture	376,134	400,233
TOTAL LONG-TERM ASSETS	35,258,754	35,567,905
TOTAL ASSETS	47,377,036	45,089,721
Short-term borrowings	3,236,501	3,243,825
Accounts payable	2,687,014	2,760,425
Loan payable - bank	4,736,344	8,702,945
Current portion of loan payable - related parties	213,264	213,733
Current portion of loan payable - other	114,304	114,562
Accrued expenses and other current liabilities	3,240,347	3,599,168
TOTAL CURRENT LIABILITIES	14,227,774	18,634,658
Loan payable - related parties	3,491,867	3,499,768
Loan payable - others	1,686,454	1,690,270
Long-term bank loan	7,104,515
TOTAL LONG-TERM LIABILITIES	12,282,836	5,190,038
Common stock, par value $0.001, 100,000,000 shares authorized, 49,615,013 shares issued and outstanding on September 30, 2012 and June 30, 2012	49,615	49,615
Additional paid in capital	58,100,872	58,002,239
Accumulated deficit	(39,263,103)	(38,829,768)
Accumulated other comprehensive income	2,612,019	2,658,299
TOTAL SHAREHOLDERS' EQUITY OF THE COMPANY	21,499,403	21,880,385
NONCONTROLLING INTEREST IN SUBSIDIARIES	(632,976)	(615,360)
TOTAL EQUITY	20,866,426	21,265,025
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,377,036	$ 45,089,721

CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $)	Sep. 30, 2012	Jun. 30, 2012
Allowance for doubtful accounts	$ 624,489	$ 575,223
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	49,615,013	49,615,013
Common stock shares outstanding	49,615,013	49,615,013

CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
SALES	$ 2,604,764	$ 1,530,068
COST OF SALES	1,014,245	662,550
GROSS PROFIT	1,590,519	867,518
Research and development expense	129,555	106,399
General and administrative expenses	610,871	746,243
Selling expenses	608,671	363,293
Depreciation and amortization	153,944	147,540
TOTAL OPERATING EXPENSES	1,503,041	1,363,475
INCOME (LOSS) FROM OPERATIONS	87,478	(495,957)
Interest expense, net of interest income	(512,789)	(418,431)
Change in fair value of warrant and derivative liabilities		1,161
Equity in loss of joint venture, net of tax	(23,205)	(41,936)
TOTAL OTHER EXPENSE	(535,994)	(459,206)
LOSS BEFORE INCOME TAX	(448,516)	(955,163)
Income tax
NET LOSS	(448,516)	(955,163)
Net loss attributed to non-controlling interest in subsidiaries	(15,181)	(32,259)
LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE COMPANY	(433,335)	(922,904)
OTHER COMPREHENSIVE INCOME :
Foreign currency translation adjustment	(48,715)	298,035
COMPREHENSIVE LOSS	(482,050)	(624,869)
Other comprehensive income attributable to non-controlling interest	(2,436)	14,902
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (479,614)	$ (639,771)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	49,615,013	49,167,411

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (448,516)	$ (955,163)
Depreciation and amortization	274,951	293,883
Bad debts	50,586
Common stock issued for services	98,633	134,147
Change in fair value of warrants and derivative liability		(1,161)
Equity in loss of joint venture, net of tax	23,205	41,936
Change in accounts receivable	7,811	(221,694)
Change in inventories	134,331	81,425
Prepaid expenses and other current assets	(280,874)	7,586
Change in accounts payable	(67,207)	(72,468)
Change in accrued expenses and other current liabilities	(351,588)	338,583
NET CASH USED IN OPERATING ACTIVITIES	(558,668)	(352,926)
Acquisition of property and equipment	(69,209)	(24,762)
NET CASH USED IN INVESTING ACTIVITIES	(69,209)	(24,762)
Repayment of bank loan	(3,948,636)
Proceeds from bank loan	7,107,545
Proceeds from other borrowings		72,862
Repayment of loans from related party		(1,666)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,158,909	71,196
EFFECT OF EXCHANGE RATE ON CASH	(9,465)	14,928
INCREASE (DECREASE) IN CASH	2,521,567	(291,564)
CASH - BEGINNING OF PERIOD	3,682,743	2,770,744
CASH - END OF PERIOD	6,204,310	2,479,180
Cash paid for interest	497,057	515,574
Cash paid for income taxes

1 Business Description	3 Months Ended
Sep. 30, 2012
Notes
1 Business Description

 1             BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and pursuant to the requirements for reporting on Form 10-Q. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. However, the information included in these interim financial statements reflects all adjustments (consisting solely of normal recurring adjustments) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position and the consolidated results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full year. The consolidated balance sheet as of June 30, 2012 was derived from the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year 2012. These interim financial statements should be read in conjunction with that report.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2012 filed on October 15, 2012.

2 Significant Accounting Policies	3 Months Ended
Sep. 30, 2012
Notes
2 Significant Accounting Policies

2                   BUSINESS DESCRIPTION AND SIGNIFICANT ACCOUNTING POLICIES

Aoxing Pharmaceutical Co., Inc. (“the Company” or “Aoxing Pharma”) is a specialty pharmaceutical company specializing in research, development, manufacturing and distribution of a variety of narcotic, pain-management, and addiction treatment pharmaceutical products.

As of September 30, 2012, the Company had one operating subsidiary: Hebei Aoxing Pharmaceutical Co., Inc. (“Hebei”), which is organized under the laws of the People’s Republic of China (“PRC”). As of September 30, 2012, the Company owned 95% of the issued and outstanding common stock of Hebei.

Since 2002, Hebei has been engaged in developing narcotic, pain management, and addiction treatment pharmaceutical products, building its facilities and obtaining the requisite licenses from the Chinese Government. Headquartered in Shijiazhuang City, the pharmaceutical capital of China, outside of Beijing, Hebei now has China's largest and the most advanced manufacturing facility for highly regulated narcotic medicines, addressing a very under-served and fast-growing market in China. Its facility is one of the few GMP facilities licensed for manufacturing narcotics medicines. The Company is working closely with the Chinese government and SFDA to assure the strictly regulated availability to medical professionals throughout China of its narcotic drugs and pain medicines.

In April 2008, Hebei completed the acquisition of 100% of the registered capital of Lerentang (“LRT”). LRT was engaged in the manufacture and distribution of Chinese traditional medicines focusing on pain management related therapeutics within China. By 2011 the manufacturing operations of LRT had been completely integrated into Hebei. Currently over 80% of the Company’s revenues derive from one herbal extraction, obtained from the acquisition of LRT, which is used to alleviate oral/dental and bone pain.

Liquidity and Capital Resources

Currently and historically, the Company has managed to operate the business with negative net working capital. The Company’s negative working capital is primarily due to substantial short-term loans from banks. The Company is able to operate with a negative net working capital because of local governmental subsidies and loans from unrelated and related parties. Additionally, local banks continue to roll over the Company’s short-term debt obligations as they come due. The Company believes operating cash flows turning positive in the near-term, continued support from related parties, and the ability to continue to roll over short-term debt, taken together, provide adequate resources to fund ongoing operations in the foreseeable future. The Company believes that the increased market demand for its main product in the near term and sales from several new products in future years will produce substantial positive operating cash flows. If the Company’s short-term cash flows decrease significantly and the Company is unable to pay its short-term liabilities, the Company’s business, financial condition and results of operations could be materially affected.

We have incurred recurring operating losses and had an accumulated deficit of $39.3 million as of September 30, 2012. We had negative working capital of $2.1 million as of as of September 30, 2012. Our history of operating losses and lack of binding financing commitments raise substantial doubt as to our ability to continue as a going concern. Despite negative operating cash flow positions, our management anticipates that we will generate sufficient cash flows to fund our operations for the next twelve months by increasing revenues and profit margins of our core product sales and continued support from our lenders to rollover debt when it becomes due. If future sales do not meet our forecasts, we may be required to fund operations by raising additional capital or seek external financing. As such, our ability to achieve our business plan is primarily dependent upon our ability to grow our planned level of operations and/or obtain sufficient additional capital at acceptable costs. With respect to these objectives, we cannot provide any assurance that we will succeed. If events or circumstances occur such that we are unable to or do not meet our operating plan as expected and/or do not secure additional financing, we may be required to significantly curtail or cease operations.

Investment in Joint Venture (“JV”)

On April 26, 2010, Aoxing Pharma and Johnson Matthey Plc (‘JM”) entered into an agreement to establish a joint venture focused on research, development, manufacturing and marketing of active pharmaceutical ingredients for narcotics and neurological drugs for the China market. The joint venture represents a significant new opportunity for both companies to expand their business in the rapidly growing pharmaceutical market in China. Under the terms of the agreement, Macfarlan Smith Ltd, a wholly owned subsidiary of Johnson Matthey Plc, headquartered in the United Kingdom, will contribute technology expertise and capital to the joint venture. Hebei will contribute capital, fixed assets and related active pharmaceutical ingredients manufacturing licenses. The joint venture company is called Hebei Aoxing API Pharmaceutical Company, Ltd. (“API”). Hebei Aoxing has a 51% stake in API, while Macfarlan Smith (Hong Kong) Ltd (a wholly owned subsidiary of JM) holds 49%. Each company has equal representation on the board of directors that will oversee a management team responsible for corporate strategies and operations. The new joint venture is located on the Hebei campus in Xinle City, 200 kilometers southwest of Beijing. On March 10, 2010, the joint venture obtained a business license from the City Industry & Commercial Administrative Bureau. The Company accounts for its investment in the Joint Venture under the equity method of accounting.

Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, the recoverability of the carrying amount and estimated useful lives of long-lived assets, allowance for accounts receivable, realizable values for inventories, valuation allowance of deferred tax assets, purchase price allocation of its acquisitions and share-based compensation expenses. Management makes these estimates using the best information available at the time the estimates are made; however, actual results when ultimately realized could differ significantly from those estimates.

Impairment of long lived assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable.  For assets that are to be held and used, impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value.  Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable.  Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Goodwill and intangible assets

Goodwill was the result of the acquisition of LRT and 35% Hebei Aoxing in 2008. Goodwill represents the cost of the acquired business in excess of the fair value of identifiable tangible and intangible net assets purchased.

Intangible assets include drug permits and licenses and land use rights and are recorded at cost less accumulated amortization and any recognized impairment loss. The drug permits are amortized over its estimated useful life of 15 years on a straight-line basis.  In accordance with Accounting Standards Codification (“ASC”) Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, the Company performs an intangible asset impairment test for its definite-lived intangibles whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  During the quarter ended September 30, 2012, it was determined some drug permits and licenses may not provide future benefits to the Company.  The Company is in process of reviewing the potential success of each drug permit included in intangible assets based on factors determined by the Company and the drug industry.  The Company is engaged in valuation techniques to determine if the carrying value is greater than the fair market value.  As of September 30, 2012, the Company has not completed its impairment analysis related its definite-lived intangible assets, but have estimated the impairment loss could be a maximum of $625,000.  The Company has not concluded this impairment loss is probable as of September 30, 2012. Therefore, an impairment loss, if necessary, will be recorded during the Company’s second quarter ended December 31, 2012 after completion of the valuation assessment.

The Company evaluates the valuation of its goodwill according to the provisions of ASC 350 to determine if the current value of goodwill has been impaired. The acquisition of LRT has been completely integrated into the Hebei Aoxing reporting unit. Goodwill for the reporting unit Hebei Aoxing reporting unit will be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. The Company did not experience any such events or circumstances during the three months ended September 30, 2012. The Company will perform the annual goodwill impairment test during the fourth quarter of each fiscal year.

Amortization expense for the three months ended September 30, 2012 and 2011 were $69,815 and $68,817, respectively.

Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The carrying amount of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable and accrued expenses are reasonable estimates of their fair value because of the short term nature of these items and classified within Level 1 of the fair value Hierarchy.

As of September 30, 2012, the Company does not have any assets or liabilities that are measured on a recurring basis at fair value. The Company’s short-term borrowings, loans payable, related party notes payable and unrelated party notes payable are considered Level 2 financial instruments measured at fair value on a non-recurring basis as of September 30, 2012.

The Company does not have any level 3 financial instruments. The Company uses the discounted cash flow approach when determining fair values of its non-recurring fair value measurements when required. We determine the fair value of our goodwill for purposes of comparing to the carrying value on at least an annual basis. Our goodwill would be adjusted to fair value if it is deemed to be impaired. Certain unobservable units for these assets are offered quotes, lack of marketability, long-term revenue growth rates and discounts rates. For Level 3 measurements, significant increases or decreases in long-term growth rates or discount rates in isolation or in combination could result in a significantly lower or higher fair value measurement. In general, a change in the long-term growth rate of our Hebei Aoxing business unit could negatively affect the fair value of our goodwill.

Recent accounting pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment. The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required. However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company expects to adopt this ASU no later than January 1, 2013. The Company has not yet determined the effect this ASU will have on the Company's annual impairment testing of intangibles.

3 Inventories, Net	3 Months Ended
Sep. 30, 2012
Notes
3 Inventories, Net

 3                  INVENTORIES, NET

Inventories consist of the following:

	September 30,	June 30,
	2012	2012

Work in process	$741,835	$709,679
Raw materials	396,594	495,980
Finished goods	528,641	599,761
	$1,667,070	$1,805,420

The allowance for obsolete inventory as of September 30, 2012 and June 30, 2012 was $35,998 and $36,080, respectively.

4 Equity-method Investment in Joint Venture	3 Months Ended
Sep. 30, 2012
Notes
4 Equity-method Investment in Joint Venture

4              EQUITY-METHOD INVESTMENT IN JOINT VENTURE

The Company account for its investment in API (see Note 2), under the equity method of accounting.

Summarized financial information for our investment in API assuming a 100% ownership interest is as follows:

	For the Quarter	For the Year
	Ended	Ended
	September 30, 2012	June 30, 2012
Current assets	$11,610	$8,808
Noncurrent assets	858,706	870,124
Current liabilities	$190,048	$151,541
Noncurrent liabilities	0	0
Equity	$680,268	$727,391
Revenue	-	-
General and administrative expenses	$45,500	$259,432
Net loss	$(45,500)	$(259,432)

5 Accrued Expenses and Other Current Liabilities	3 Months Ended
Sep. 30, 2012
Notes
5 Accrued Expenses and Other Current Liabilities

5              ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and taxes consist of the following:

	September 30,	June 30,
	2012	2012
Accrued salaries and benefits	$558,321	$713,918
Accrued interest	571,424	556,155
Accrued taxes	226,864	211,339
Deposit payable	406,276	397,706
Due to employee	45,445	45,548
Prepayment from customers	217,345	322,606
Other accounts payable	770,957	585,302
Other accrued expenses and current liabilities	443,715	766,594
	$3,240,347	$3,599,168

6 Loan Payable - Bank	3 Months Ended
Sep. 30, 2012
Notes
6 Loan Payable - Bank

  6            LOAN PAYABLE - BANK

Loan payable – bank consist of the following loans collateralized by assets of the company:

	September 30,	June 30,
	2012	2012
Bank Note in the amount of 30 million RMB with Bank of Communications of China bearing an annual floating rate of 7.872%, set to be 20% higher than the interest rate of the China People Bank rate, initially made on April 29, 2011 for one year and renewed on April 18, 2012 for one year maturing on April 18, 2013	$4,736,344	$4,747,061
Bank Note in the amount of 25 million RMB with China Citic Bank bearing an annual floating rate of 8.528%, set to be 30% higher than the interest rate of the China People Bank rate, initially made on May 5, 2010 for one year and renewed on April 13, 2012 for one year maturing on April 13, 2013. The loan is guaranteed by the CEO. The loan was repaid on September 6, 2012.	-	3,955,884
	$4,736,344	$8,702,945

7 Loan Payable - Related Parties	3 Months Ended
Sep. 30, 2012
Notes
7 Loan Payable - Related Parties

7               LOAN PAYABLE – RELATED PARTIES

Loan payable – related parties consists of loans from shareholders, officers, and other related parties, bearing interest at an average rate of 15.23% per annum as of September 30, 2012 and June 30, 1012. Loans will mature as follows:

	September 30,	June 30,
	2012	2012

Within one year	213,264	213,733
1 – 2 years	3,491,867	3,286,823
2 – 3 years	-	212,945
Total	3,705,131	3,713,501
Less current portion	(213,264)	(213,733)
	3,491,867	$3,499,768

8 Loan Payable - Other	3 Months Ended
Sep. 30, 2012
Notes
8 Loan Payable - Other

8              LOAN PAYABLE – OTHER

Loan payable – other consist of loans from unrelated third-parties, bearing interest at an average rate of 17.89% per annum as of September 30, 2012 and June 30, 2012. Loans will mature as follows:

	September 30,	June 30,
	2012	2012
Within one year	114,304	$ 114,562
1 – 2 years	1,664,035	-
2 – 3 years	22,419	1,690,270
Total	1,800,758	1,804,832
Less current portion	(114,304)	(114,562)
	1,686,454	$ 1,690,270

9 Long Term Bank Loan	3 Months Ended
Sep. 30, 2012
Notes
9 Long Term Bank Loan

9              LONG TERM BANK LOAN

During the three months ended September 2012, the company entered into a loan agreement with Beijing International Trust Co., Ltd and obtained a new loan of $7,107,545 with a term of two years. The loan bears an 18.0% interest per annum and will mature on September 23, 2014.

10 Issuance of Common Stock	3 Months Ended
Sep. 30, 2012
Notes
10 Issuance of Common Stock

10           Issuance of Common Stock

During the three months ended September 30, 2012, the Company recorded $22,000 in stock compensation expenses related to a two year service agreement signed on November 1, 2010 for services rendered by an independent director during the quarter. Subsequent to the quarter ended September 30, 2012, the Company issued 79,809 shares of common stock on October 23, 2012 for these services.

11 Taxes	3 Months Ended
Sep. 30, 2012
Notes
11 Taxes

 11          TAXES

The Company’s Chinese subsidiaries are governed by the Income Tax Law of the People’s Republic of China concerning private-run enterprises, which are generally                 subject to tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate is as follows:

	For the Quarter ended September 30,
	2012	2011
Tax at U.S. Statutory rate	$(156,981)	$(334,307)
Tax rate difference between China and U.S.	32,918	64,518
Change in Valuation Allowance	124,063	269,789
Effective tax rate	$0	$0

The provisions of income taxes (credit) are summarized as follows:

	For the Quarter ended September 30,
	2012	2011
Current	$0	$0
Deferred - U.S.	(50,716)	(108,495)
Deferred - China	(73,347)	(161,294)
Valuation allowance - U.S.	50,716	108,495
Valuation allowance - China.	73,347	161,294
Total	$0	$0

The deferred tax assets are substantially related to loss carry forwards for the past 5 years under Chinese tax law.  The Company determined a full valuation allowance was necessary as of September 30, 2012 and 2011.

12 Concentrations	3 Months Ended
Sep. 30, 2012
Notes
12 Concentrations

12           CONCENTRATIONS

Sales to three major customers accounted for 18%, 17% and 15% of total sales for the three months ended September 30, 2012.  Sales to two major customers were 27% and 23% of total sales for the three months ended September 30, 2011.  As of September 30, 2012, three major customers accounted for nil, 17% and 0.4% of Company’s accounts receivable balance. As of September 30, 2011, two major customers accounted for 28% and 0.4% of Company’s accounts receivable balance.

Sales of two major products represented approximately 92% and 3% of total sales for the three months ended September 30, 2012.  Sales of two major products represented approximately 86% and 5% of total sales for the three months ended September 30, 2011.

13 Subsequent Events	3 Months Ended
Sep. 30, 2012
Notes
13 Subsequent Events

13           SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, the Company has evaluated subsequent events that have occurred through the date of issuance of these financial statements and has determined that there was no material event that occurred after the date of the balance sheets included in this report.

2 Significant Accounting Policies: Liquidity and Capital Resources (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Liquidity and Capital Resources

Liquidity and Capital Resources

Currently and historically, the Company has managed to operate the business with negative net working capital. The Company’s negative working capital is primarily due to substantial short-term loans from banks. The Company is able to operate with a negative net working capital because of local governmental subsidies and loans from unrelated and related parties. Additionally, local banks continue to roll over the Company’s short-term debt obligations as they come due. The Company believes operating cash flows turning positive in the near-term, continued support from related parties, and the ability to continue to roll over short-term debt, taken together, provide adequate resources to fund ongoing operations in the foreseeable future. The Company believes that the increased market demand for its main product in the near term and sales from several new products in future years will produce substantial positive operating cash flows. If the Company’s short-term cash flows decrease significantly and the Company is unable to pay its short-term liabilities, the Company’s business, financial condition and results of operations could be materially affected.

We have incurred recurring operating losses and had an accumulated deficit of $39.3 million as of September 30, 2012. We had negative working capital of $2.1 million as of as of September 30, 2012. Our history of operating losses and lack of binding financing commitments raise substantial doubt as to our ability to continue as a going concern. Despite negative operating cash flow positions, our management anticipates that we will generate sufficient cash flows to fund our operations for the next twelve months by increasing revenues and profit margins of our core product sales and continued support from our lenders to rollover debt when it becomes due. If future sales do not meet our forecasts, we may be required to fund operations by raising additional capital or seek external financing. As such, our ability to achieve our business plan is primarily dependent upon our ability to grow our planned level of operations and/or obtain sufficient additional capital at acceptable costs. With respect to these objectives, we cannot provide any assurance that we will succeed. If events or circumstances occur such that we are unable to or do not meet our operating plan as expected and/or do not secure additional financing, we may be required to significantly curtail or cease operations.

2 Significant Accounting Policies: Investment in Joint Venture ("jv") (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Investment in Joint Venture ("jv")

Investment in Joint Venture (“JV”)

On April 26, 2010, Aoxing Pharma and Johnson Matthey Plc (‘JM”) entered into an agreement to establish a joint venture focused on research, development, manufacturing and marketing of active pharmaceutical ingredients for narcotics and neurological drugs for the China market. The joint venture represents a significant new opportunity for both companies to expand their business in the rapidly growing pharmaceutical market in China. Under the terms of the agreement, Macfarlan Smith Ltd, a wholly owned subsidiary of Johnson Matthey Plc, headquartered in the United Kingdom, will contribute technology expertise and capital to the joint venture. Hebei will contribute capital, fixed assets and related active pharmaceutical ingredients manufacturing licenses. The joint venture company is called Hebei Aoxing API Pharmaceutical Company, Ltd. (“API”). Hebei Aoxing has a 51% stake in API, while Macfarlan Smith (Hong Kong) Ltd (a wholly owned subsidiary of JM) holds 49%. Each company has equal representation on the board of directors that will oversee a management team responsible for corporate strategies and operations. The new joint venture is located on the Hebei campus in Xinle City, 200 kilometers southwest of Beijing. On March 10, 2010, the joint venture obtained a business license from the City Industry & Commercial Administrative Bureau. The Company accounts for its investment in the Joint Venture under the equity method of accounting.

2 Significant Accounting Policies: Use of Estimates in The Preparation of Financial Statements (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Use of Estimates in The Preparation of Financial Statements

Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, the recoverability of the carrying amount and estimated useful lives of long-lived assets, allowance for accounts receivable, realizable values for inventories, valuation allowance of deferred tax assets, purchase price allocation of its acquisitions and share-based compensation expenses. Management makes these estimates using the best information available at the time the estimates are made; however, actual results when ultimately realized could differ significantly from those estimates.

2 Significant Accounting Policies: Impairment of Long Lived Assets (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Impairment of Long Lived Assets

Impairment of long lived assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable.  For assets that are to be held and used, impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value.  Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable.  Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

2 Significant Accounting Policies: Goodwill and Intangible Assets (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill was the result of the acquisition of LRT and 35% Hebei Aoxing in 2008. Goodwill represents the cost of the acquired business in excess of the fair value of identifiable tangible and intangible net assets purchased.

Intangible assets include drug permits and licenses and land use rights and are recorded at cost less accumulated amortization and any recognized impairment loss. The drug permits are amortized over its estimated useful life of 15 years on a straight-line basis.  In accordance with Accounting Standards Codification (“ASC”) Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, the Company performs an intangible asset impairment test for its definite-lived intangibles whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  During the quarter ended September 30, 2012, it was determined some drug permits and licenses may not provide future benefits to the Company.  The Company is in process of reviewing the potential success of each drug permit included in intangible assets based on factors determined by the Company and the drug industry.  The Company is engaged in valuation techniques to determine if the carrying value is greater than the fair market value.  As of September 30, 2012, the Company has not completed its impairment analysis related its definite-lived intangible assets, but have estimated the impairment loss could be a maximum of $625,000.  The Company has not concluded this impairment loss is probable as of September 30, 2012. Therefore, an impairment loss, if necessary, will be recorded during the Company’s second quarter ended December 31, 2012 after completion of the valuation assessment.

The Company evaluates the valuation of its goodwill according to the provisions of ASC 350 to determine if the current value of goodwill has been impaired. The acquisition of LRT has been completely integrated into the Hebei Aoxing reporting unit. Goodwill for the reporting unit Hebei Aoxing reporting unit will be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. The Company did not experience any such events or circumstances during the three months ended September 30, 2012. The Company will perform the annual goodwill impairment test during the fourth quarter of each fiscal year.

Amortization expense for the three months ended September 30, 2012 and 2011 were $69,815 and $68,817, respectively.

2 Significant Accounting Policies: Fair Value Measurement (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Fair Value Measurement

Fair value measurement

The Company has adopted ASC Topic 820, Fair Value Measurement and Disclosure, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

The carrying amount of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable and accrued expenses are reasonable estimates of their fair value because of the short term nature of these items and classified within Level 1 of the fair value Hierarchy.

As of September 30, 2012, the Company does not have any assets or liabilities that are measured on a recurring basis at fair value. The Company’s short-term borrowings, loans payable, related party notes payable and unrelated party notes payable are considered Level 2 financial instruments measured at fair value on a non-recurring basis as of September 30, 2012.

The Company does not have any level 3 financial instruments. The Company uses the discounted cash flow approach when determining fair values of its non-recurring fair value measurements when required. We determine the fair value of our goodwill for purposes of comparing to the carrying value on at least an annual basis. Our goodwill would be adjusted to fair value if it is deemed to be impaired. Certain unobservable units for these assets are offered quotes, lack of marketability, long-term revenue growth rates and discounts rates. For Level 3 measurements, significant increases or decreases in long-term growth rates or discount rates in isolation or in combination could result in a significantly lower or higher fair value measurement. In general, a change in the long-term growth rate of our Hebei Aoxing business unit could negatively affect the fair value of our goodwill.

2 Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Recent Accounting Pronouncements

Recent accounting pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment. The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required. However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company expects to adopt this ASU no later than January 1, 2013. The Company has not yet determined the effect this ASU will have on the Company's annual impairment testing of intangibles.

3 Inventories, Net: Inventories, Net (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Inventories, Net	Inventories consist of the following:
	September 30,	June 30,
	2012	2012

Work in process	$741,835	$709,679
Raw materials	396,594	495,980
Finished goods	528,641	599,761
	$1,667,070	$1,805,420

4 Equity-method Investment in Joint Venture: Equity Method Investments and Joint Ventures Disclosure (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Equity Method Investments and Joint Ventures Disclosure

	For the Quarter	For the Year
	Ended	Ended
	September 30, 2012	June 30, 2012
Current assets	$11,610	$8,808
Noncurrent assets	858,706	870,124
Current liabilities	$190,048	$151,541
Noncurrent liabilities	0	0
Equity	$680,268	$727,391
Revenue	-	-
General and administrative expenses	$45,500	$259,432
Net loss	$(45,500)	$(259,432)

5 Accrued Expenses and Other Current Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities

	September 30,	June 30,
	2012	2012
Accrued salaries and benefits	$558,321	$713,918
Accrued interest	571,424	556,155
Accrued taxes	226,864	211,339
Deposit payable	406,276	397,706
Due to employee	45,445	45,548
Prepayment from customers	217,345	322,606
Other accounts payable	770,957	585,302
Other accrued expenses and current liabilities	443,715	766,594
	$3,240,347	$3,599,168

6 Loan Payable - Bank: LOAN PAYABLE - BANK (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
LOAN PAYABLE - BANK

	September 30,	June 30,
	2012	2012
Bank Note in the amount of 30 million RMB with Bank of Communications of China bearing an annual floating rate of 7.872%, set to be 20% higher than the interest rate of the China People Bank rate, initially made on April 29, 2011 for one year and renewed on April 18, 2012 for one year maturing on April 18, 2013	$4,736,344	$4,747,061
Bank Note in the amount of 25 million RMB with China Citic Bank bearing an annual floating rate of 8.528%, set to be 30% higher than the interest rate of the China People Bank rate, initially made on May 5, 2010 for one year and renewed on April 13, 2012 for one year maturing on April 13, 2013. The loan is guaranteed by the CEO. The loan was repaid on September 6, 2012.	-	3,955,884
	$4,736,344	$8,702,945

7 Loan Payable - Related Parties: Schedule of Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Related Party Transactions

	September 30,	June 30,
	2012	2012

Within one year	213,264	213,733
1 – 2 years	3,491,867	3,286,823
2 – 3 years	-	212,945
Total	3,705,131	3,713,501
Less current portion	(213,264)	(213,733)
	3,491,867	$3,499,768

8 Loan Payable - Other: LOAN PAYABLE - OTHER (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
LOAN PAYABLE - OTHER

	September 30,	June 30,
	2012	2012
Within one year	114,304	$ 114,562
1 – 2 years	1,664,035	-
2 – 3 years	22,419	1,690,270
Total	1,800,758	1,804,832
Less current portion	(114,304)	(114,562)
	1,686,454	$ 1,690,270

11 Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	For the Quarter ended September 30,
	2012	2011
Tax at U.S. Statutory rate	$(156,981)	$(334,307)
Tax rate difference between China and U.S.	32,918	64,518
Change in Valuation Allowance	124,063	269,789
Effective tax rate	$0	$0

11 Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	For the Quarter ended September 30,
	2012	2011
Current	$0	$0
Deferred - U.S.	(50,716)	(108,495)
Deferred - China	(73,347)	(161,294)
Valuation allowance - U.S.	50,716	108,495
Valuation allowance - China.	73,347	161,294
Total	$0	$0

2 Significant Accounting Policies: Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Estimated the impairment loss	$ 625,000
Finite-Lived Intangible Assets, Amortization Expense	$ 69,815	$ 68,817

3 Inventories, Net: Inventories, Net (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Inventory, Work in Process, Gross	$ 741,835	$ 709,679
Inventory, Raw Materials, Gross	396,594	495,980
Inventory, Finished Goods, Gross	528,641	599,761
Inventories, net	$ 1,667,070	$ 1,805,420

3 Inventories, Net (Details) (USD $)	0 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Write-off of Inventory	$ 35,998	$ 36,080

4 Equity-method Investment in Joint Venture: Equity Method Investments and Joint Ventures Disclosure (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity Method Investment, Summarized Financial Information, Current Assets	$ 11,610	$ 8,808
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	858,706	870,124
Equity Method Investment, Summarized Financial Information, Current Liabilities	190,048	151,541
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	0	0
Equity Method Investment Summarized Financial Information, Equity	680,268	727,391
Equity Method Investment, Summarized Financial Information, Cost of Sales	45,500	259,432
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	$ (45,500)	$ (259,432)

5 Accrued Expenses and Other Current Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Accrued Employee Benefits	$ 558,321	$ 713,918
Interest Payable	571,424	556,155
Accrued Income Taxes Payable	226,864	211,339
Deposit payable	406,276	397,706
Due to Employees, Current	45,445	45,548
Prepayment from customers	217,345	322,606
Accounts Payable, Other, Current	770,957	585,302
Accounts Payable and Other Accrued Liabilities, Current	443,715	766,594
Accrued expenses and other current liabilities	$ 3,240,347	$ 3,599,168

6 Loan Payable - Bank: LOAN PAYABLE - BANK (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Bank Note with Bank of Communications of China	$ 4,736,344	$ 4,747,061
Bank Note with China Citic Bank		3,955,884
Loan payable - bank	$ 4,736,344	$ 8,702,945

7 Loan Payable - Related Parties: Schedule of Related Party Transactions (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Current portion of loan payable - related parties	$ 213,264	$ 213,733
DueToRelatedPartiesCurrent1to2Years	3,491,867	3,286,823
DueToRelatedPartiesCurrent2to3Years		212,945
Due to Related Parties	3,705,131	3,713,501
Less current portion	(213,264)	(213,733)
Loan payable - related parties	$ 3,491,867	$ 3,499,768

8 Loan Payable - Other: LOAN PAYABLE - OTHER (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Other Loans Payable, Current	$ 114,304	$ 114,562
OtherLoansPayableCurrent1to2years	1,664,035
OtherLoansPayableCurrent2to3years	22,419	1,690,270
Other Loans Payable	1,800,758	1,804,832
Loan payable - others	$ 1,686,454	$ 1,690,270

9 Long Term Bank Loan (Details) (USD $)	3 Months Ended
Sep. 30, 2012
Beijing International Trust Co., Ltd Loan	$ 7,107,545 [1]

[1]	Loan bears an 18.0% interest per annum and will mature on September 23, 2014

11 Taxes (Details)	3 Months Ended
Sep. 30, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%

11 Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (156,981)	$ (334,307)
Income Tax Reconciliation, Foreign Income Tax Rate Differential	32,918	64,518
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	124,063	269,789
Income Tax Reconciliation, Tax Settlements, Foreign	$ 0	$ 0

11 Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Current Income Tax Expense (Benefit)	$ 0	$ 0
Deferred Federal Income Tax Expense (Benefit)	(50,716)	(108,495)
Deferred Foreign Income Tax Expense (Benefit)	(73,347)	(161,294)
Deferred Taxes, Business Combination, Valuation Allowance, Available to Reduce Income Tax Expense	50,716	108,495
DeferredTaxesBusinessCombinationValuationAllowanceAvailableToReduceIncomeTaxExpenseChina	73,347	161,294
Current Income Tax Expense (Benefit)	$ 0	$ 0

12 Concentrations (Details)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Concentration Risk, Customer	three major customers accounted for 18%, 17% and 15% of total sales	two major customers were 27% and 23% of total sales
Concentration Risk, Other Risk	three major customers accounted for nil, 17% and 0.4% of Company’s accounts receivable balance	two major customers accounted for 28% and 0.4% of Company’s accounts receivable balance
Concentration Risk, Service Provided	two major products represented approximately 92% and 3% of total sales	two major products represented approximately 86% and 5% of total sales